UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8411

The James Advantage Funds
(Exact name of registrant as specified in charter)

1349 Fairground Road, Beavercreek, Ohio 45385
(Address of principal executive offices) (Zip code)

Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
(Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end: 6/30

Date of reporting period: 9/30/08

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS — 33.9%	Value
	BASIC MATERIALS — 3.5%
15,000	Alliance Resource Partners, L.P.	$472,800
5,000	Barrick Gold Corporation	183,700
32,000	Celanese Corporation	893,120
43,500	Dow Chemical Company	1,382,430
42,000	FMC Corporation	2,158,380
10,000	Foster (L.B.) Company - Class A*	304,200
15,000	Kinross Gold Corporation	241,800
69,000	Methanex Corporation	1,372,410
46,000	Newmont Mining Corporation	1,782,960
46,000	Nucor Corporation	1,817,000
40,000	PPG Industries, Inc.	2,332,800
70,000	RPM International, Inc.	1,353,800
11,500	Schnitzer Steel Industries, Inc. - Class A	451,260
21,000	Terra Nitrogen Company, L.P.	2,306,850
		17,053,510

	CONSUMER, CYCLICAL — 3.8%
25,000	Best Buy Company, Inc.	937,500
76,000	BJ’s Wholesale Club, Inc.*	2,953,360
74,200	Dollar Tree, Inc.*	2,697,912
84,000	McDonald’s Corporation	5,182,800
37,000	Scholastic Corporation	950,160
45,000	The Buckle, Inc.	2,499,300
40,000	The Gymboree Corporation*	1,420,000
57,000	Walt Disney Company	1,749,330
		18,390,362

	CONSUMER, NON-CYCLICAL — 5.6%
25,000	Archer-Daniels-Midland Company	547,750
12,000	Bunge Ltd.	758,160
60,000	Cal-Maine Foods, Inc.	1,646,400
25,000	Caraco Pharmaceutical Laboratories, Ltd.*	312,750
26,000	Corn Products International, Inc.	839,280
130,000	Darling International, Inc.*	1,444,300
66,000	EZCORP, Inc. - Class A*	1,240,800
15,000	Fresh Del Monte Produce, Inc.*	333,000
95,000	Ingles Markets, Inc. - Class A	2,168,850
162,000	Kroger Company	4,451,760
9,000	Manpower, Inc.	388,440
67,000	Merck & Company, Inc.	2,114,520
11,050	Molson Coors Brewing Company - Class B	516,588
50,000	Omega Protein Corporation*	588,000
75,000	Pfizer, Inc.	1,383,000
5,655	The Boston Beer Company, Inc. - Class A*	268,556
39,000	The Brink’s Company	2,379,780

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 33.9% (Continued)	Value
	CONSUMER, NON-CYCLICAL — 5.6% (Continued)
25,000	The Toro Company	$1,032,500
9,300	Tupperware Brands Corporation	256,959
91,000	Watson Wyatt Worldwide, Inc.	4,525,429
		27,196,822

	ENERGY — 3.0%
9,500	Apache Corporation	990,660
45,250	Bolt Technology Corporation*	654,768
32,940	Chevron Corporation	2,716,891
12,000	Devon Energy Corporation	1,094,400
44,500	Exxon Mobil Corporation	3,455,870
48,000	Hess Corporation	3,939,840
90,200	ICO, Inc.*	506,022
10,000	Mariner Energy, Inc.*	205,000
10,000	Stone Energy Corporation*	423,300
10,000	Valero Energy Corporation	303,000
		14,289,751

	FINANCIAL — 2.7%
50,000	American Financial Group, Inc.	1,475,000
95,000	American Physicians Capital, Inc.	4,021,350
50,000	Amerisafe, Inc.*	910,000
75,000	Assurant, Inc.	4,125,000
12,000	Federal Agricultural Mortgage Corporation - Class C	49,200
3,400	iShares Dow Jones U.S. Financial Sector Index Fund	236,096
15,000	Max Capital Group Ltd.	348,450
10,000	RenaissanceRe Holdings, Ltd.	520,000
15,500	Rent-A-Center, Inc.*	345,340
40,750	W.R. Berkley Corporation	959,663
		12,990,099

	INDUSTRIAL — 5.6%
50,000	Ampco-Pittsburgh Corporation	1,295,000
77,500	CSX Corporation	4,229,175
89,000	Cummins, Inc.	3,891,080
35,000	Deere & Company	1,732,500
40,000	Eaton Corporation	2,247,200
5,000	Fluor Corporation	278,500
66,200	Gardner Denver, Inc.*	2,298,464
10,000	GrafTech International Ltd.*	151,100
20,000	Greif, Inc. - Class A	1,312,400
15,000	Johnson Controls, Inc.	454,950
24,500	Norfolk Southern Corporation	1,622,145
54,300	Owens-Illinois, Inc.*	1,596,420
66,900	Parker Hannifin Corporation	3,545,700
75,000	TBS International Ltd. - Class A*	1,009,500
42,000	The Timken Company	1,190,700
		26,854,834

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 33.9% (Continued)	Value
	TECHNOLOGY — 5.7%
69,546	Arrow Electronics, Inc.*	$1,823,496
35,000	Avnet, Inc.*	862,050
12,500	Ceradyne, Inc.*	458,250
20,000	CIBER, Inc.*	139,800
120,000	Hewlett-Packard Company	5,548,799
20,000	Hurco Companies, Inc.*	591,400
47,000	International Business Machines Corporation (IBM)	5,497,120
35,000	Lockheed Martin Corporation	3,838,450
60,500	Northrop Grumman Corporation	3,662,670
10,000	Orbital Sciences Corporation*	239,700
100,214	Seagate Technology	1,214,594
10,000	Sierra Wireless, Inc.*	99,700
10,700	Triumph Group, Inc.	489,097
141,500	Western Digital Corporation*	3,016,780
		27,481,906

	UTILITIES — 4.0%
53,000	American Electric Power Company, Inc.	1,965,240
136,000	AT&T, Inc.	3,797,120
25,500	CenturyTel, Inc.	934,575
47,000	Edison International	1,875,300
75,800	Energen Corporation	3,432,224
14,000	FirstEnergy Corporation	937,860
25,000	MDU Resources Group, Inc.	725,000
60,000	Sempra Energy	3,028,200
50,000	The Laclede Group, Inc.	2,424,500
		19,120,019

	TOTAL COMMON STOCKS	$163,377,303

Shares	INTERNATIONAL EQUITY FUNDS — 0.4%	Value
15,000	iShares MSCI EMU Index Fund	$595,800
87,000	iShares MSCI Japan Index Fund	927,420
20,000	iShares MSCI Taiwan Index Fund	215,400

	TOTAL INTERNATIONAL EQUITY FUNDS	$1,738,620

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Par Value	U.S. GOVERNMENT & AGENCY BONDS — 58.7%	Value
$2,000,000	Federal Farm Credit Bank, 5.950%, 3/16/09	$2,025,340
988,913	Government National Mortgage Association, 5.500%, 6/15/23	1,012,562
500,000	Tennessee Valley Authority, 5.625%, 1/18/11	525,385
25,000,000	U.S. Treasury Bills, 12/26/08	24,960,275
5,000,000	U.S. Treasury Bills, 6/4/09	4,945,780
50,000,000	U.S. Treasury Bonds, 5.250%, 11/15/28	55,394,550
39,000,000	U.S. Treasury Bonds, 4.500%, 2/15/36	40,029,834
20,000,000	U.S. Treasury Notes, 4.500%, 2/15/09	20,231,240
5,000,000	U.S. Treasury Notes, 5.000%, 2/15/11	5,346,875
12,500,000	U.S. Treasury Notes, 4.875%, 2/15/12	13,433,600
13,000,000	U.S. Treasury Notes, 3.875%, 2/15/13	13,527,111
53,000,000	U.S. Treasury Notes, 4.625%, 2/15/17	56,399,474
45,000,000	U.S. Treasury Notes, 3.500%, 2/15/18	44,128,125
1,500,000	U.S. Treasury Notes, 4.375%, 2/15/38	1,519,101
	TOTAL U.S. GOVERNMENT & AGENCY BONDS	$283,479,252

Par Value	CORPORATE BONDS — 0.4%	Value
$500,000	Anheuser-Busch Companies, Inc., 6.000%, 4/15/11	$497,295
2,000,000	Walmart Stores, 5.250%, 9/1/35	1,598,670
	TOTAL CORPORATE BONDS	$2,095,965

Par Value	MUNICIPAL BONDS — 1.9%	Value
$1,000,000	Adams Co CO SD No 014 Ser 2006 UTGO, 5.000%, 12/1/26	$956,210
1,000,000	Citrus CA Community College Ser 2007B UTGO, 4.750%, 6/1/31	885,680
1,000,000	Friendswood TX ISD Ser 2008 UTGO (Schoolhouse), 5.000%, 2/15/37	920,460
1,000,000	Judson TX ISD Ser 2008 UTGO, 5.000%, 2/1/37	924,510
500,000	Kane & DeKalb Cntys IL Community Unit SD Bldg No 302 Ser 2008 UTGO, 5.500%, 2/1/28	500,555
500,000	Lamar TX Consolidated ISD Ser 2008 UTGO (Schoolhouse), 5.000%, 2/15/38	456,305
1,000,000	MA St Consolidated Loan Ser 2007C UTGO, 5.250%, 8/1/22	1,014,330
1,000,000	Marysville MI Pub SD Ser 2007 UTGO, 5.000%, 5/1/32	933,080
500,000	Mt Healthy OH CSD Sch Impt Ser 2008 UTGO, 5.000%, 12/1/26	478,105
550,000	OH St Higher Ed Cap Fac Ser 2000A UTGO, 5.250%, 2/1/13	563,019
500,000	Springboro OH Community CSD Ser 2007 UTGO, 5.250%, 12/1/23	492,770
1,000,000	Will and DuPage Cntys IL Ser 2007 UTGO (Bolingbrook), 5.000%, 1/1/37	924,600
	TOTAL MUNICIPAL BONDS	$9,049,624

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	SHORT TERM INVESTMENTS — 5.4%	Value
26,028,240	First American Treasury Money Market Fund	$26,028,240

	TOTAL INVESTMENT SECURITIES — 100.7%
	(Amortized Cost $472,522,059)	$485,769,004

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7%)	(3,292,667)

	NET ASSETS — 100.0%	$482,476,337

* Non-income producing security.
CSD - City School District
ISD - Independent School District
SD - School District
UTGO - Unlimited Tax General Obligation

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS — 92.7%	Value
	BASIC MATERIALS — 4.7%
40,600	NOVA Chemicals Corporation	$917,560
146,800	Olin Corporation	2,847,920
20,000	OM Group, Inc.*	450,000
51,554	Schnitzer Steel Industries, Inc. - Class A	2,022,979
48,800	W.R. Grace & Company*	737,856
		6,976,315

	CONGLOMERATE — 1.1%
115,200	LSB Industries, Inc.*	1,595,520

	CONSUMER, CYCLICAL — 14.6%
220,003	Barry (R.G.) Corporation*	1,500,420
59,820	BJ’s Wholesale Club, Inc.*	2,324,605
50,048	Dollar Tree, Inc.*	1,819,745
58,435	DreamWorks Animation SKG, Inc. - Class A*	1,837,781
65,800	JAKKS Pacific, Inc.*	1,639,078
51,900	Netflix, Inc.*	1,602,672
93,640	Nu Skin Enterprises, Inc.	1,518,841
21,300	Polaris Industries, Inc.	968,937
73,019	The Buckle, Inc.	4,055,476
38,020	The Gymboree Corporation*	1,349,710
20,300	The Warnaco Group, Inc.*	919,387
55,880	True Religion Apparel, Inc.*	1,444,498
78,460	Zones, Inc.*	647,295
		21,628,445

	CONSUMER, NON-CYCLICAL — 13.2%
103,000	Cal-Maine Foods, Inc.	2,826,320
128,540	Darling International, Inc.*	1,428,079
103,386	Fresh Del Monte Produce, Inc.*	2,295,169
85,874	Lincare Holdings, Inc.*	2,583,949
109,300	Ruddick Corporation	3,546,785
44,340	The Brink’s Company	2,705,627
152,940	Tupperware Brands Corporation	4,225,732
		19,611,661

	ENERGY — 5.1%
55,777	Basic Energy Services, Inc.*	1,188,050
79,500	Frontier Oil Corporation	1,464,390
34,400	Lufkin Industries, Inc.	2,729,639
28,800	Magellan Midstream Partners, L.P.	933,120
84,975	Parker Drilling Company*	681,500
13,672	Stone Energy Corporation*	578,736
		7,575,435

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 92.7% (Continued)	Value
	FINANCIAL — 12.6%
95,600	American Physicians Capital, Inc.	$4,046,748
147,750	FPIC Insurance Group, Inc.*	7,592,872
19,840	Greenhill & Company, Inc.	1,463,200
35,700	Harleysville Group, Inc.	1,349,460
80,880	Knight Capital Group, Inc. - Class A*	1,201,877
100,380	Oriental Financial Group, Inc.	1,792,787
52,840	Selective Insurance Group, Inc.	1,211,093
		18,658,037

	INDUSTRIAL — 16.6%
38,450	Ampco-Pittsburgh Corporation	995,855
97,200	Applied Industrial Technologies, Inc.	2,617,596
38,504	Cascade Corporation	1,686,860
133,000	Chase Corporation	1,662,500
41,950	Gardner Denver, Inc.*	1,456,504
108,550	GrafTech International Ltd.*	1,640,191
32,300	Greif, Inc. - Class A	2,119,526
29,550	GulfMark Offshore, Inc.*	1,326,204
134,550	Metalico, Inc.*	793,845
635,881	North American Galvanizing & Coatings, Inc.*	3,242,993
48,500	Park-Ohio Holdings Corporation*	867,665
85,800	Tsakos Energy Navigation Ltd.	2,544,828
34,400	Twin Disc, Inc.	473,344
97,420	VSE Corporation	3,285,976
		24,713,887

	TECHNOLOGY — 13.8%
279,854	Amkor Technology, Inc.*	1,782,670
217,298	CGI Group, Inc. - Class A*	1,920,914
25,700	Comtech Telecommunications Corporation*	1,265,468
23,059	Corel Corporation*	196,002
23,900	DRS Technologies, Inc.	1,834,325
113,750	Hurco Companies, Inc.*	3,363,588
39,860	Integral Systems, Inc.*	827,892
24,900	Preformed Line Products Company	1,452,666
37,200	Shanda Interactive Entertainment Ltd.*	950,460
69,927	Sybase, Inc.*	2,141,165
24,400	Triumph Group, Inc.	1,115,324
224,600	United Online, Inc.	2,113,486
48,896	WESCO International, Inc.*	1,573,473
		20,537,433

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 92.7% (Continued)	Value
	UTILITIES — 11.0%
87,751	Atlantic Tele-Network, Inc.	$2,457,028
73,020	El Paso Electric Company*	1,533,420
109,379	Hawaiian Electric Industries, Inc.	3,173,085
86,400	New Jersey Resources Corporation	3,100,896
73,657	Northwest Natural Gas Company	3,830,163
69,539	WGL Holdings, Inc.	2,256,541
		16,351,133

	TOTAL COMMON STOCKS	$137,647,866

Shares	SHORT TERM INVESTMENTS — 7.2%	Value
3,752,471	First American Treasury Money Market Fund	$3,752,471
7,000,000	U.S. Treasury Bills, 6/4/09	6,924,092

	TOTAL SHORT TERM INVESTMENTS	$10,676,563

	TOTAL INVESTMENT SECURITIES — 99.9%
	(Cost $150,632,884)	$148,324,429

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	218,406

	NET ASSETS — 100.0%	$148,542,835

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS — 75.7%	Value
	BASIC MATERIALS — 8.6%
20,440	Celanese Corporation	$570,480
17,000	Dow Chemical Company	540,260
7,800	FMC Corporation	400,842
25,000	Methanex Corporation	497,250
9,000	Nucor Corporation	355,500
25,000	RPM International, Inc.	483,500
5,900	Schnitzer Steel Industries, Inc. - Class A	231,516
5,180	Terra Nitrogen Company, L.P.	569,023
		3,648,371

	CONSUMER, CYCLICAL — 11.7%
20,275	Best Buy Company, Inc.	760,313
24,640	Bob Evans Farms, Inc.	672,426
25,575	Dollar Tree, Inc.*	929,907
18,850	McDonald’s Corporation	1,163,045
25,990	The Buckle, Inc.	1,443,484
		4,969,175

	CONSUMER, NON-CYCLICAL — 12.2%
38,300	Darling International, Inc.*	425,513
14,900	Health Care Select Sector SPDR Fund	447,745
8,500	Kroger Company	233,580
18,970	Merck & Company, Inc.	598,693
9,600	The Boston Beer Company, Inc. - Class A*	455,904
9,100	The Brink’s Company	555,282
30,460	Tupperware Brands Corporation	841,610
21,200	Watson Wyatt Worldwide, Inc.	1,054,275
15,300	Wyeth	565,182
		5,177,784

	ENERGY — 8.7%
6,600	Apache Corporation	688,248
19,500	Bolt Technology Corporation*	282,165
10,030	Devon Energy Corporation	914,736
10,550	Exxon Mobil Corporation	819,313
6,800	Hess Corporation	558,144
10,400	Stone Energy Corporation*	440,232
		3,702,838

	FINANCIAL — 6.3%
17,800	AmTrust Financial Services, Inc.	241,902
14,770	Assurant, Inc.	812,350
24,300	Financial Select Sector SPDR Fund	480,897
7,800	Greenhill & Company, Inc.	575,250

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 75.7% (Continued)	Value
	FINANCIAL — 6.3% (Continued)
6,500	Hospitality Properties Trust	$133,380
25,600	Oriental Financial Group, Inc.	457,216
		2,700,995

	INDUSTRIAL — 8.0%
15,800	CSX Corporation	862,206
18,200	Cummins, Inc.	795,704
13,800	Greif, Inc. - Class A	905,556
8,200	GulfMark Offshore, Inc.*	368,016
15,550	Owens-Illinois, Inc.*	457,170
		3,388,652

	TECHNOLOGY — 10.2%
9,770	Arrow Electronics, Inc.*	256,169
16,700	Avnet, Inc.*	411,321
16,130	Hewlett-Packard Company	745,851
20,550	Hurco Companies, Inc.*	607,664
19,620	Integral Systems, Inc.*	407,507
8,490	International Business Machines Corporation (IBM)	992,991
5,790	Northrop Grumman Corporation	350,527
48,000	Seagate Technology	581,760
		4,353,790

	UTILITIES — 10.0%
16,200	AT&T, Inc.	452,304
9,900	Edison International	395,010
12,825	Energen Corporation	580,716
27,030	MDU Resources Group, Inc.	783,870
17,330	Sempra Energy	874,645
24,100	The Laclede Group, Inc.	1,168,609
		4,255,154

	TOTAL COMMON STOCKS	$32,196,759

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	SHORT TERM INVESTMENTS — 36.8%	Value
5,768,756	First American Treasury Money Market Fund	$5,768,756
10,000,000	U.S. Treasury Bills, 6/4/09	9,891,560
	TOTAL SHORT TERM INVESTMENTS	15,660,316

	TOTAL INVESTMENT SECURITIES — 112.5%
	(Cost $48,323,210)	$47,857,075

	SEGREGATED CASH WITH BROKERS — 56.2%	23,909,802

	SECURITIES SOLD SHORT — (56.4)% (Proceeds $30,397,220)	(23,991,410)

	LIABILITIES IN EXCESS OF OTHER ASSETS — (12.3%)	(5,221,202)

	NET ASSETS — 100.0%	$42,554,265

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS — 55.3%	Value
	BASIC MATERIALS — 6.7%
48,375	AbitibiBowater, Inc.	$187,212
128,201	Denison Mines Corporation	380,757
14,575	James River Coal Company	320,504
71,150	Louisiana-Pacific Corporation	661,695
44,437	MAG Silver Corporation	250,180
53,700	NovaGold Resources, Inc.	349,587
9,025	Patriot Coal Corporation	262,176
26,425	Silver Standard Resources, Inc.	436,805
		2,848,916

	CONSUMER, CYCLICAL — 9.3%
25,050	Centex Corporation	405,810
59,250	Champion Enterprises, Inc.	328,837
36,300	GSI Commerce, Inc.	561,924
19,080	KB HOME	375,494
5,900	Las Vegas Sands Corporation	213,049
14,630	Lennar Corporation	222,230
6,860	M.D.C. Holdings, Inc.	251,007
11,800	MercadoLibre, Inc.	240,130
44,500	Morgans Hotel Group	485,495
22,125	Pinnacle Entertainment, Inc.	167,265
39,090	Pulte Homes, Inc.	546,087
183,400	Rite Aid Corporation	154,057
		3,951,385

	CONSUMER, NON-CYCLICAL — 12.4%
57,550	Accuray, Inc.	464,428
28,800	Advanced Medical Optics, Inc.	512,064
13,600	AMAG Pharmaceuticals, Inc.	526,728
12,175	Cepheid, Inc.	168,380
34,450	Conceptus, Inc.	571,181
63,440	ev3, Inc.	636,938
28,875	Insulet Corporation	401,940
36,230	MDS, Inc.	432,948
91,903	Nektar Therapeutics	329,932
35,769	Reddy Ice Holdings, Inc.	130,557
28,900	Rigel Pharmaceuticals, Inc.	674,815
54,690	Senomyx, Inc.	247,746
15,600	The Great Atlantic & Pacific Tea Company, Inc.	168,792
		5,266,449

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

Shares	COMMON STOCKS — 55.3% (Continued)	Value
	ENERGY — 4.6%
14,850	BPZ Resources, Inc.	$255,420
38,950	Clean Energy Fuels Corporation	551,142
17,675	Delek US Holdings, Inc.	163,848
37,000	Delta Petroleum Corporation	502,460
23,450	Hiland Holdings GP, L.P.	482,835
		1,955,705

	FINANCIAL — 6.9%
26,000	Citigroup, Inc.	533,260
64,484	First Horizon National Corporation	612,594
8,070	Forest City Enterprises, Inc. - Class A	247,507
8,450	Legg Mason, Inc.	321,607
17,500	PrivateBancorp, Inc.	729,050
39,460	TFS Financial Corporation	494,039
		2,938,057

	INDUSTRIAL — 1.0%
93,700	Accuride Corporation	149,920
13,150	Golar LNG Ltd.	174,632
8,615	Symyx Technologies, Inc.	85,375
		409,927

	INTERNATIONAL — 1.2%
7,325	AngloGold Ashanti Ltd. ADR	169,207
8,600	Chicago Bridge & Iron Company N.V. ADR	165,464
133,400	Semiconductor Manufacturing International Corporation	198,766
		533,437

	TECHNOLOGY — 11.2%
47,335	3D Systems Corporation	674,524
34,100	ACI Worldwide, Inc.	597,432
71,700	Advanced Micro Devices, Inc.	376,425
22,250	Affymetrix, Inc.	172,215
5,225	Amylin Pharmaceuticals, Inc.	105,650
85,950	Arena Pharmaceuticals, Inc.	429,750
91,825	Aruba Networks, Inc.	471,062
7,450	Cavium Networks, Inc.	104,897
21,500	Clearwire Corporation - Class A	255,420
72,090	Micron Technology, Inc.	291,964
59,900	Palm, Inc.	357,603
24,045	Rambus, Inc.	308,978
8,250	SanDisk Corporation	161,287
38,130	Theravance, Inc.	475,100
		4,782,307

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

Shares	COMMON STOCKS — 55.3% (Continued)	Value
	UTILITIES — 2.0%
29,975	Cbeyond, Inc.	$431,340
40,725	EnerNOC, Inc.	421,097
		852,437

	TOTAL COMMON STOCKS SOLD SHORT	$23,538,620

Shares	INTERNATIONAL EQUITY FUNDS — 1.1%	Value
10,800	iShares FTSE/Xinhua China 25 Index Fund	$372,276
4,200	Powershares Golden Dragon Halter USX China Portfolio	80,514

	TOTAL INTERNATIONAL EQUITY FUNDS SOLD SHORT	$452,790

	TOTAL INVESTMENT SOLD SHORT — 56.4%
	(Proceeds $30,397,220)	$23,991,410

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS — 91.5%	Value
	BASIC MATERIALS — 7.7%
10,630	Celanese Corporation	$296,683
7,400	FMC Corporation	380,287
3,780	Nucor Corporation	149,310
4,456	Schnitzer Steel Industries, Inc. - Class A	174,853
		1,001,133

	CONSUMER, CYCLICAL — 20.4%
5,020	Best Buy Company, Inc.	188,250
3,500	BJ’s Wholesale Club, Inc.*	136,010
2,788	Consumer Discretionary SPDR Fund	78,677
10,260	Darden Restaurants, Inc.	293,744
5,840	Dollar Tree, Inc.*	212,342
5,660	Gymboree Corporation*	200,930
5,900	JAKKS Pacific, Inc.*	146,969
10,400	McDonald’s Corporation	641,679
4,900	Netflix, Inc.*	151,312
9,116	The Buckle, Inc.	506,303
2,540	Walt Disney Company	77,953
		2,634,169

	CONSUMER, NON-CYCLICAL — 14.6%
950	Bunge Ltd.	60,021
7,240	Fresh Del Monte Produce, Inc.*	160,728
6,580	Hewitt Associates, Inc. - Class A*	239,775
2,776	Kroger Company	76,284
23,360	Omega Protein Corporation*	274,714
6,920	The Boston Beer Company, Inc. - Class A*	328,631
4,340	The Brink’s Company	264,827
10,000	Watson Wyatt Worldwide, Inc.	497,300
		1,902,280

	ENERGY — 4.0%
1,410	Apache Corporation	147,035
1,580	Devon Energy Corporation	144,096
2,900	Exxon Mobil Corporation	225,214
		516,345

	FINANCIAL — 10.8%
10,665	American Financial Group, Inc.	314,618
9,180	American Physicians Capital, Inc.	388,589
4,360	Assurant, Inc.	239,800
10,300	Financial Select Sector SPDR Fund	203,837
5,660	Knight Capital Group, Inc.*	84,108
6,240	Mercer Insurance Group, Inc.	100,214
4,360	Oriental Financial Group, Inc.	77,870
		1,409,036

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 91.5% (Continued)	Value
	INDUSTRIAL — 10.4%
2,500	CSX Corporation	$136,425
4,880	Cummins, Inc.	213,354
6,960	Gardner Denver, Inc.*	241,651
7,500	GrafTech International Ltd.*	113,325
3,760	Greif, Inc. - Class A	246,731
2,240	GulfMark Offshore, Inc.*	100,531
8,030	Owens-Illinois, Inc.*	236,082
1,149	Parker Hannifin Corporation	60,897
		1,348,996

	TECHNOLOGY — 12.0%
6,680	Hewlett-Packard Company	308,883
13,980	Integral Systems, Inc.*	290,365
2,990	International Business Machines Corporation (IBM)	349,710
4,340	Northrop Grumman Corporation	262,744
18,180	Seagate Technology	220,342
6,720	Technology Select Sector SPDR Fund	132,182
		1,564,226

	UTILITIES — 11.6%
8,820	Alliant Energy Corporation	284,092
17,200	AT&T, Inc.	480,224
1,900	DTE Energy Company	75,905
1,580	Edison International	63,042
10,890	Energen Corporation	493,099
2,140	The Laclede Group, Inc.	103,769
		1,500,131

	TOTAL COMMON STOCKS	$11,876,316

Shares	PREFERRED STOCKS — 1.5%	Value
	FINANCIAL — 0.6%
4,000	General Electric Capital Corporation, 6.00%, 4/24/12	$81,280

	UTILITIES — 0.9%
5,000	AT&T, Inc., 6.375%, 2/15/12	116,000

	TOTAL PREFERRED STOCKS	$197,280

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	SHORT TERM INVESTMENTS — 8.5%	Value
1,107,772	First American Treasury Money Market Fund	$1,107,772

	TOTAL INVESTMENT SECURITIES — 101.5%
	(Cost $13,369,842)	$13,181,368

	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5%)	(193,417)

	NET ASSETS — 100.0%	$12,987,951

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS — 95.6%	Value
	BASIC MATERIALS — 9.2%
5,000	Albermarle Corporation	$154,200
7,000	Methanex Corporation	139,230
8,000	RPM International, Inc.	154,720
		448,150

	CONSUMER, CYCLICAL — 11.0%
4,000	BJ’s Wholesale Club, Inc.*	155,440
2,000	Bristow Group, Inc.*	67,680
4,000	Darden Restaurants, Inc.	114,520
5,500	Dollar Tree, Inc.*	199,980
		537,620

	CONSUMER, NON-CYCLICAL — 18.8%
3,000	Cal-Maine Foods, Inc.	82,320
8,500	Darling International, Inc.*	94,435
2,000	Molson Coors Brewing Company - Class B	93,500
4,000	Ruddick Corporation	129,800
3,000	The Brink’s Company	183,060
3,200	The Toro Company	132,160
4,000	Watson Wyatt Worldwide, Inc.	198,920
		914,195

	ENERGY — 7.6%
5,000	Frontier Oil Corporation	92,100
1,600	Questar Corporation	65,472
1,950	Stone Energy Corporation*	82,544
3,000	Sunoco Logistics Partners L.P.	132,750
		372,866

	FINANCIAL — 11.6%
5,000	American Financial Group, Inc.	147,500
3,000	Assurant, Inc.	165,000
4,000	International Bancshares Corporation	108,000
10,000	Knight Capital Group, Inc.*	148,600
		569,100

	INDUSTRIAL — 13.3%
2,500	AGCO Corporation*	106,525
3,500	Gardner Denver, Inc.*	121,520
7,500	GrafTech International Ltd.*	113,325
3,000	Greif, Inc. - Class A	196,860
4,000	The Timken Company	113,400
		651,630

JAMES ADVANTAGE FUNDS
JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 95.6% (Continued)	Value
	TECHNOLOGY — 11.9%
3,000	Comtech Telecommunications Corporation*	$147,720
8,000	Integral Systems, Inc.*	166,160
3,000	Teledyne Technologies, Inc.*	171,480
4,500	Western Digital Corporation*	95,940
		581,300

	UTILITIES — 12.2%
4,000	CenturyTel, Inc.	146,600
3,000	DTE Energy Company	119,850
3,500	Energen Corporation	158,480
6,000	MDU Resources Group, Inc.	174,000
		598,930

	TOTAL COMMON STOCKS	$4,673,791

Shares	PREFERRED STOCK — 1.9%	Value
	FINANCIAL — 1.9%
2,500	Celanese Corporation, Series P, 4.25%	$92,475

Shares	SHORT TERM INVESTMENTS — 2.5%	Value
124,281	First American Treasury Money Market Fund	$124,281

	TOTAL INVESTMENT SECURITIES — 100.0%
	(Cost $5,420,435)	$4,890,547

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%	517

	NET ASSETS — 100.0%	$4,891,064

* Non-income producing security.
ADR - American Depository Receipts.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2008 (Unaudited)

Securities Valuation

Each Fund’s equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security’s value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (“Board”). The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James Investment Research, Inc. (“James”) believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If James decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by James in conformity with guidelines adopted by and subject to the review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes single authoritative definition measurements. SFAS No. 157 applies fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities: (Assets)
Balanced: Golden Rainbow Fund	$191,144,164	$294,624,840	$—
Small Cap Fund	141,400,337	6,924,092	—
Market Neutral Fund	61,875,317	9,891,560	—
Equity Fund	13,181,368	—	—
Mid Cap Fund	4,890,547	—	—

Investments in Securities Sold Short: (Liabilities)
Market Neutral Fund	$23,991,410	$—	$—

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2008, the James Balanced: Golden Rainbow Fund had no such outstanding purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

As of September 30, 2008, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Balanced: Golden Rainbow Fund	$473,179,398	$34,936,739	$(22,347,133)	$12,589,606
Small Cap Fund	$150,632,884	$12,696,714	$(15,005,169)	$(2,308,455)
Market Neutral Fund	$48,323,210	$11,484,850	$(5,545,175)	$5,939,675
Equity Fund	$13,369,842	$1,271,429	$(1,459,903)	$(188,474)
Mid Cap Fund	$5,420,435	$214,790	$(744,678)	$(529,888)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date: November 25, 2008

By (Signature and Title)

/s/ Thomas L. Mangan
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date: November 25, 2008